CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans receivable at fair value		$ 0	$ 45,423
Investments in unconsolidated ventures, fair value		142,130	399,501
Other assets, fair value	$ 425,929	238,963
Other assets, fair value	29,679	33,558	10,152
Due to affiliates, fair value		0	20,650
Debt at fair value		0	44,542
Accrued and other liabilities, at fair value	$ 313,990	$ 141,711	$ 212,267
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference	$ 1,436,605	$ 1,436,605	$ 1,636,605
Preferred stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Preferred stock, shares issued (in shares)	57,464,000	57,464,000	65,464,000
Preferred stock, shares outstanding (in shares)	57,464,000	57,464,000	65,464,000
Class A Common Stock
Common stock, par value (in dollars per shares)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	949,000,000	949,000,000	949,000,000
Common stock, shares issued (in shares)	484,775,000	483,347,000	542,599,000
Common stock, shares outstanding (in shares)	484,775,000	483,347,000	542,599,000
Class B Common Stock
Common stock, par value (in dollars per shares)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Common stock, shares issued (in shares)	734,000	734,000	736,000
Common stock, shares outstanding (in shares)	734,000	734,000	736,000